SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current income tax expense	$ 49,391	$ 1,276,701	$ 1,407,449
Total income tax expense (benefit)	(544,818)	2,134,082	1,407,449
CAYMAN ISLANDS
Current income tax expense
Deferred income tax expense (benefit)
MALAYSIA
Current income tax expense	49,391	1,276,701	1,407,449
Deferred income tax expense (benefit)	$ (594,209)	$ 857,381